Exhibit 99.1

World Omni Auto Receivables Trust 2014-B
Monthly Servicer Certificate
March 31, 2016

Dates Covered
Collections Period	03/01/16 - 03/31/16
Interest Accrual Period	03/15/16 - 04/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/16	575,067,553.28	31,554
Yield Supplement Overcollateralization Amount 02/29/16	23,430,344.42	0
Receivables Balance 02/29/16	598,497,897.70	31,554
Principal Payments	24,103,166.59	630
Defaulted Receivables	1,708,535.67	74
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/16	22,081,204.23	0
Pool Balance at 03/31/16	550,604,991.21	30,850

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	53.87%

Prepayment ABS Speed	1.70%

Overcollateralization Target Amount	24,777,224.60
Actual Overcollateralization	24,777,224.60

Weighted Average APR	3.68%
Weighted Average APR, Yield Adjusted	5.77%
Weighted Average Remaining Term	48.82

Delinquent Receivables:
Past Due 31-60 days	6,660,300.19	307
Past Due 61-90 days	1,692,026.19	85
Past Due 91-120 days	245,728.26	16
Past Due 121+ days	0.00	0
Total	8,598,054.64	408

Total 31+ Delinquent as % Ending Pool Balance	1.56%

Recoveries	1,112,538.41

Aggregate Net Losses/(Gains) - March 2016	595,997.26

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.19%
Prior Net Losses Ratio	1.02%
Second Prior Net Losses Ratio	1.58%
Third Prior Net Losses Ratio	0.91%
Four Month Average	1.18%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.96%

Flow of Funds	$ Amount

Collections	26,981,996.17
Advances	(12,741.34)
Investment Earnings on Cash Accounts	6,884.33
Servicing Fee	(498,748.25)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	26,477,390.91

Distributions of Available Funds
(1) Class A Interest	522,832.60
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	23,361,746.77
(7) Distribution to Certificateholders	2,559,125.29
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	26,477,390.91

Servicing Fee	498,748.25
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 03/15/16	549,189,513.38
Principal Paid	23,361,746.77
Note Balance @ 04/15/16	525,827,766.61

Class A-1
Note Balance @ 03/15/16	0.00
Principal Paid	0.00
Note Balance @ 04/15/16	0.00
Note Factor @ 04/15/16	0.0000000%

Class A-2a
Note Balance @ 03/15/16	33,429,756.69
Principal Paid	11,680,873.39
Note Balance @ 04/15/16	21,748,883.30
Note Factor @ 04/15/16	13.5930521%

Class A-2b
Note Balance @ 03/15/16	33,429,756.69
Principal Paid	11,680,873.38
Note Balance @ 04/15/16	21,748,883.31
Note Factor @ 04/15/16	13.5930521%

Class A-3
Note Balance @ 03/15/16	354,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	354,000,000.00
Note Factor @ 04/15/16	100.0000000%

Class A-4
Note Balance @ 03/15/16	107,600,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	107,600,000.00
Note Factor @ 04/15/16	100.0000000%

Class B
Note Balance @ 03/15/16	20,730,000.00
Principal Paid	0.00
Note Balance @ 04/15/16	20,730,000.00
Note Factor @ 04/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	556,518.85
Total Principal Paid	23,361,746.77
Total Paid	23,918,265.62

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	16,714.88
Principal Paid	11,680,873.39
Total Paid to A-2a Holders	11,697,588.27

Class A-2b
One-Month Libor	0.43620%
Coupon	0.66620%
Interest Paid	19,177.72
Principal Paid	11,680,873.38
Total Paid to A-2b Holders	11,700,051.10

Class A-3
Coupon	1.14000%
Interest Paid	336,300.00
Principal Paid	0.00
Total Paid to A-3 Holders	336,300.00

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5630901
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.6375975
Total Distribution Amount	24.2006876

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.1044680
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	73.0054587
Total A-2a Distribution Amount	73.1099267

A-2b Interest Distribution Amount	0.1198608
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	73.0054586
Total A-2b Distribution Amount	73.1253194

A-3 Interest Distribution Amount	0.9500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9500000

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 02/29/16	86,021.84
Balance as of 03/31/16	73,280.50
Change	(12,741.34)

Reserve Account
Balance as of 03/15/16	2,527,722.68
Investment Earnings	642.34
Investment Earnings Paid	(642.34)
Deposit/(Withdrawal)	-
Balance as of 04/15/16	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68